Consolidated Statements of Cash Flows (Parenthetical) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Debt instruments issued opening balance	$ 6,186,919
Debt instruments issued opening balance	6,010,124	$ 5,950,038
Cash flows received	649,321	484,754
Cash flows payments	(667,897)	(911,047)
Other changes different of cash acquisition	12,998
Other changes different of cash interest	358,034	322,252
Other changes different of cash currency movement	41,905	164,127
Debt instruments issued ending balance	6,408,356	6,010,124
Debt instruments issued ending balance	6,581,280	6,186,919
Dividends paid	(51,347)	(22,979)
Subtotal cash flows from financing activities - Cash flows received	649,321	484,754
Subtotal cash flows from financing activities - Cash flows payments	(719,244)	(934,026)
Total cash flows from financing activities (net)	(34,226)	(449,272)
Mortgage finance bonds [member]
Statement [LineItems]
Debt instruments issued opening balance	53,463
Debt instruments issued opening balance	53,463	67,938
Cash flows payments	(14,523)	(17,438)
Other changes different of cash interest	1,993	2,963
Debt instruments issued ending balance		53,463
Debt instruments issued ending balance	40,933	53,463
Bonds (senior and subordinated) [member]
Statement [LineItems]
Debt instruments issued opening balance	5,956,661
Debt instruments issued opening balance	5,956,661	5,882,100
Cash flows received	649,321	484,754
Cash flows payments	(619,148)	(893,609)
Other changes different of cash interest	340,480	319,289
Other changes different of cash currency movement	40,109	164,127
Debt instruments issued ending balance		5,956,661
Debt instruments issued ending balance	6,367,423	5,956,661
Lease obligations [member]
Statement [LineItems]
Debt instruments issued opening balance	176,795
Cash flows payments	(34,226)
Other changes different of cash acquisition	12,998
Other changes different of cash interest	15,561
Other changes different of cash currency movement	1,796
Debt instruments issued ending balance	$ 172,924	$ 176,795